SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	9 Months Ended		12 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2024 USD ($)	Sep. 07, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Refundable deposits			$ 429,000	$ 289,000	$ 414,500
Amounts in excess of insured limits			154,900,000	53,300,000	$ 3,000,000.0
Cash equivalents			0	0
Refund liability			$ 652,200	0
Bollinger Motors Inc [Member]
Property, Plant and Equipment [Line Items]
Escrow deposit						$ 30,000,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Share-based awards granted to Chief Executive Office (as a percent)			0.01		0.01
Maximum [Member]
Property, Plant and Equipment [Line Items]
Share-based awards granted to Chief Executive Office (as a percent)			0.03		0.03
Amortization period			120 months
General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Advertising costs	$ 2,600,000	$ 16,200,000	$ 8,443,311	$ 4,407,764